Supplement to the
Fidelity® Global Commodity Stock Fund
Class A, Class M, Class C, Class I, and Class Z
December 30, 2024
Summary Prospectus

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Peter Belisle (Co-Portfolio Manager) has managed the fund since 2022.
Matthew Moulis (Co-Portfolio Manager) has managed the fund since 2025.
It is expected that on or about June 30, 2025, Mr. Belisle will transition off the fund, and Mr. Moulis will assume sole portfolio manager responsibilities.
AGCS-SUSTK-0225-106 1.9881416.106	February 7, 2025
Supplement to the
Fidelity® Global Commodity Stock Fund
December 30, 2024
Summary Prospectus

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Peter Belisle (Co-Portfolio Manager) has managed the fund since 2022.
Matthew Moulis (Co-Portfolio Manager) has managed the fund since 2025.
It is expected that on or about June 30, 2025, Mr. Belisle will transition off the fund, and Mr. Moulis will assume sole portfolio manager responsibilities.
GCS-SUSTK-0225-103 1.9886602.103	February 7, 2025